Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	€ 21,188	€ 20,663	€ 20,416
Employee benefits expenses	116,824	116,517	119,249
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	50,594	47,739	49,968
Social security contributions	15,271	16,113	14,825
Employees’ leaving entitlement	3,405	3,353	4,611
Other costs	1,779	2,622	3,458
Employee benefits expenses	71,049	69,827	72,862
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	19,474	20,558	20,641
Social security contributions	3,680	3,756	3,716
Employees’ leaving entitlement	473	494	604
Other costs	960	1,219	1,010
Employee benefits expenses	24,587	26,027	25,971
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	15,327	14,871	15,376
Social security contributions	3,689	3,404	3,007
Employees’ leaving entitlement	707	637	643
Other costs	1,465	1,751	1,390
Employee benefits expenses	€ 21,188	€ 20,663	€ 20,416